VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

October 19, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

RE:                          Voya Separate Portfolios Trust

(File Nos. 333-141111; 811-22025)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 56 (“Amendment”) to the Registration Statement of Voya Separate Portfolios Trust (“Registrant”). This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), as amended and shall become effective on December 18, 2015. The Registrant is filing the Amendment for the purpose of registering Class A shares and Class R6 shares of each Voya Retirement Solution Fund.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management – Voya Family of Funds

cc:                                Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Elizabeth J. Reza

Ropes & Gray LLP